Financial assets at fair value through profit or loss (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Assets And Liabilities At Fair Value Through Profit Or Loss
Brazilian government bonds	R$ 210,538,448	R$ 259,024,432
Bank debt securities	34,091,904	20,621,803
Corporate debt and marketable equity securities	28,214,231	23,766,666
Mutual funds	12,025,851	9,966,594
Brazilian sovereign bonds	113,828	307,452
Foreign governments bonds	656,270	689,293
Derivative financial instruments	16,258,496	22,184,725
Total	R$ 301,899,028	R$ 336,560,965